property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
property, plant and equipment
Property, plant and equipment at beginning of period	$ 17,084
Depreciation	2,514	$ 2,226
Property, plant and equipment at end of period	17,248	17,084
Additions in respect of asset retirement obligations	59	198
Contractual commitments for the acquisition of property, plant and equipment	297	275
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	14,924
Property, plant and equipment at end of period	14,714	14,924
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	11,924
Property, plant and equipment at end of period	11,900	11,924
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	1,424
Property, plant and equipment at end of period	1,426	1,424
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	678
Property, plant and equipment at end of period	616	678
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	83
Property, plant and equipment at end of period	83	83
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	815
Property, plant and equipment at end of period	689	815
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	2,160
Property, plant and equipment at end of period	2,534	2,160
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	785
Property, plant and equipment at end of period	1,136	785
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,300
Property, plant and equipment at end of period	1,330	1,300
Impairment of assets	36	9
Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period	75
Property, plant and equipment at end of period	68	75
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period	45,504	42,805
Additions	2,681	3,093
Additions arising from business acquisitions	80	202
Dispositions, retirements and other	(830)	(636)
Net foreign exchange differences	(27)	40
Property, plant and equipment at end of period	47,408	45,504
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	42,452	40,418
Additions	1,900	2,253
Additions arising from business acquisitions	52	73
Transfers		278
Dispositions, retirements and other	(790)	(593)
Net foreign exchange differences	(16)	23
Property, plant and equipment at end of period	43,598	42,452
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	36,036	34,510
Additions	1,006	770
Additions arising from business acquisitions	36	1
Assets under construction put into service	625	1,088
Transfers		223
Dispositions, retirements and other	(547)	(559)
Net foreign exchange differences	(2)	3
Property, plant and equipment at end of period	37,154	36,036
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	3,746	3,537
Additions	29	34
Additions arising from business acquisitions	13	50
Assets under construction put into service	175	156
Dispositions, retirements and other	(129)	(38)
Net foreign exchange differences	(4)	7
Property, plant and equipment at end of period	3,830	3,746
Cost/Gross amount | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	1,772	1,525
Additions	62	62
Additions arising from business acquisitions	3	22
Assets under construction put into service	126	91
Transfers		55
Dispositions, retirements and other	(113)	4
Net foreign exchange differences	(8)	13
Property, plant and equipment at end of period	1,842	1,772
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	83	75
Additions		8
Assets under construction put into service	1
Dispositions, retirements and other	(1)
Property, plant and equipment at end of period	83	83
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	815	771
Additions	803	1,379
Assets under construction put into service	(927)	(1,335)
Net foreign exchange differences	(2)
Property, plant and equipment at end of period	689	815
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	3,052	2,387
Additions	781	840
Additions arising from business acquisitions	28	129
Transfers		(278)
Dispositions, retirements and other	(40)	(43)
Net foreign exchange differences	(11)	17
Property, plant and equipment at end of period	3,810	3,052
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	835	594
Additions	473	519
Transfers		(278)
Property, plant and equipment at end of period	1,308	835
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	2,095	1,694
Additions	289	290
Additions arising from business acquisitions	28	129
Dispositions, retirements and other	(15)	(35)
Net foreign exchange differences	(11)	17
Property, plant and equipment at end of period	2,386	2,095
Cost/Gross amount | Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period	122	99
Additions	19	31
Dispositions, retirements and other	(25)	(8)
Property, plant and equipment at end of period	116	122
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period	(28,420)	(26,879)
Depreciation	2,514	2,226
Dispositions, retirements and other	761	702
Net foreign exchange differences	13	(17)
Property, plant and equipment at end of period	(30,160)	(28,420)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	(27,528)	(26,215)
Transfers		(89)
Depreciation	2,082	1,896
Dispositions, retirements and other	722	683
Net foreign exchange differences	4	(11)
Property, plant and equipment at end of period	(28,884)	(27,528)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(24,112)	(23,070)
Transfers		(54)
Depreciation	1,671	1,552
Dispositions, retirements and other	528	566
Net foreign exchange differences	1	(2)
Property, plant and equipment at end of period	(25,254)	(24,112)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	(2,322)	(2,207)
Depreciation	195	143
Dispositions, retirements and other	113	31
Net foreign exchange differences		(3)
Property, plant and equipment at end of period	(2,404)	(2,322)
Accumulated depreciation | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	(1,094)	(938)
Transfers		(35)
Depreciation	216	201
Dispositions, retirements and other	81	86
Net foreign exchange differences	3	(6)
Property, plant and equipment at end of period	(1,226)	(1,094)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	(892)	(664)
Transfers		89
Depreciation	432	330
Dispositions, retirements and other	39	19
Net foreign exchange differences	9	(6)
Property, plant and equipment at end of period	(1,276)	(892)
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(50)	(64)
Transfers		89
Depreciation	122	75
Property, plant and equipment at end of period	(172)	(50)
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	(795)	(566)
Depreciation	291	236
Dispositions, retirements and other	21	13
Net foreign exchange differences	9	(6)
Property, plant and equipment at end of period	(1,056)	(795)
Accumulated depreciation | Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period	(47)	(34)
Depreciation	19	19
Dispositions, retirements and other	18	6
Property, plant and equipment at end of period	$ (48)	$ (47)